Registration No. 333-166297

File No. 811-09373

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 7	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 36	☒

OPPENHEIMER SENIOR FLOATING RATE FUND

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way,
Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq. OppenheimerFunds, Inc. Two World Financial Center, 225 Liberty Street – New York, New York 10281-1008
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (a)(1)
☐ On (date) pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of November, 2012.

OPPENHEIMER SENIOR FLOATING RATE FUND
By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President, Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

William L. Armstrong*	Chairman of the Board of Trustees	November 13, 2012
William L. Armstrong

William F. Glavin, Jr *	President, Principal Executive Officer	November 13, 2012
William F. Glavin, Jr	and Trustee

Brian W. Wixted*	Treasurer, Principal Financial &	November 13, 2012
Brian W. Wixted	Accounting Officer

Edward L. Cameron*	Trustee	November 13, 2012
Edward L. Cameron

Jon S. Fossel*	Trustee	November 13, 2012
Jon S. Fossel

Sam Freedman*	Trustee	November 13, 2012
Sam Freedman

Richard F. Grabish*	Trustee	November 13, 2012
Richard F. Grabish

Beverly L. Hamilton*	Trustee	November 13, 2012
Beverly L. Hamilton

Victoria J. Herget*	Trustee	November 13, 2012
Victoria J. Herget

Robert J. Malone*	Trustee	November 13, 2012
Robert J. Malone

F. William Marshall, Jr.*	Trustee	November 13, 2012
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	November 13, 2012
Karen L. Stuckey

James D. Vaughn*	Trustee	November 13, 2012
James D. Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document